Payables to third parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Text block1 [abstract]
Payables to third parties

	March 31, 2018	December 31, 2017
Payables to third parties	2,975,297	3,080,569

	2,975,297	3,080,569

Payables to third parties

	December 31,
	2017	2016
Payables to third parties	3,080,569	1,304,031

	3,080,569	1,304,031